Leases, Right-of-use assets (Details)		12 Months Ended
	Dec. 23, 2020 Agreement	Dec. 31, 2021 GBP (£) SquareFeet LeaseholdProperty	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Right-of-Use Assets [Abstract]
Balance		£ 23,093,000	£ 36,578,000
Effect of adopting new accounting standards		0	(31,000)
Additions		31,000	453,000
Remeasurements		970,000	(2,269,000)
Derecognition		0	(9,108,000)
Depreciation charge for the year		(1,501,000)	(2,530,000)	£ (2,454,000)
Balance		22,593,000	23,093,000	36,578,000
Lease, right-of-use assets, additional information [Abstract]
Profit from disposal of leasehold properties		0	215,000	£ 115,000
Current lease liabilities		1,255,000	2,043,000
Non-current lease liabilities		25,355,000	£ 25,190,000
Leasehold Properties and Improvements Including Right of Use Assets [Member]
Right-of-Use Assets [Abstract]
Derecognition		£ 9,108,000
Lease, right-of-use assets, additional information [Abstract]
Number of leasehold properties, terminated lease term | LeaseholdProperty		2
Number of guarantee agreements associated with the termination of lease | Agreement	2
United Kingdom [Member]
Leases [Abstract]
Area of lease space | SquareFeet		102,000
United States [Member]
Leases [Abstract]
Area of lease space | SquareFeet		19,000